Share-based compensation - Share options plans assumptions - ESOP (Details) - Employee share option plans (ESOP)	12 Months Ended
	Dec. 31, 2023 CHF (SFr) Y SFr / shares	Dec. 31, 2022 CHF (SFr) Y SFr / shares	Dec. 31, 2021 CHF (SFr) Y SFr / shares
Share-based compensation
Weighted average fair value of share options granted | SFr	SFr 0.08	SFr 0.18	SFr 0.72
Weighted average share price per share at the grant date	SFr 0.14	SFr 0.41	SFr 1.58
Weighted average strike price per share	SFr 0.13	SFr 0.49	SFr 1.46
Weighted average volatility	58.16%	50.34%	47.07%
Weighted average expected option life (years) | Y	6.25	6.25	6.25
Weighted average annual risk-free rate	0.86%	0.75%	0.44%